INVESTMENTS AT COST (Details Narrative) (USD $)	Jun. 30, 2012	Apr. 01, 2012
Notes to Financial Statements
Purchase pre-IPO shares of Facebook in an LLC organized		$ 100,000
investment is recorded on the books	$ 95,256